Digital Assets - Schedule of Digital Assets Reconciliation (Details) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Schedule of Digital Assets Reconciliation [Abstract]
Beginning Balance
In-kind SOL received from contributions	31,762
Purchases of SOL	127,660
Staking rewards	1,535
Impairment of SOL	(66,052)
Forex translation adjustment	(59)
Ending balance	€ 94,846